John Hancock Short Duration Bond Fund Expense Example - John Hancock Short Duration Bond Fund Classes A C I and R6 [Member] - John Hancock Short Duration Bond Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 287
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	567
Expense Example, with Redemption, 10 Years	993
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	239
Expense Example, with Redemption, 3 Years	436
Expense Example, with Redemption, 5 Years	754
Expense Example, with Redemption, 10 Years	1,451
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	212
Expense Example, with Redemption, 10 Years	479
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	86
Expense Example, with Redemption, 5 Years	151
Expense Example, with Redemption, 10 Years	$ 342